AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 6, 2012.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 312	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 313	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Alan P. Goldberg
Wheaton, IL 60187	K&L Gates LLP
(Name and Address of Agent for Service)	70 W. Madison St.
Suite 3100
Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 6, 2012 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 312 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating May 6, 2012 as the new effective date for Post-Effective Amendment No. 141 to the Trust’s Registration Statement, which was filed on March 30, 2010 pursuant to Rule 485(a) under the Securities Act.  This Amendment relates solely to PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 141 to the Trust’s Registration Statement and the information contained in Part C of Post-Effective Amendment No. 229 to the Trust’s Registration Statement, filed on July 8, 2011.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 6th day of April, 2012.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	April 6, 2012
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	April 6, 2012
Steven M. Hill

/s/ Anna Paglia	Secretary	April 6, 2012
Anna Paglia

*/s/ H. Bruce Bond	Trustee	April 6, 2012
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	April 6, 2012
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	April 6, 2012
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	April 6, 2012
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	April 6, 2012
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	April 6, 2012
Philip M. Nussbaum

*/s/ Donald H. Wilson	Chairman and Trustee	April 6, 2012
Donald H. Wilson

*By: /s/ Anna Paglia		April 6, 2012
Anna Paglia
Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed herewith.